Rising Dividend Growth Fund
SUMMARY SECTION
Investment Objective
The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the “Ways to Reduce Sales Charges” section of this prospectus and in the “Purchase of Shares” section in the Fund’s Statement of Additional Information.
Shareholder Fees :(fees paid directly from your investment)
Shareholder Fees Rising Dividend Growth Fund		Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none		none
Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of original purchase price or redemption proceeds)		1.00%	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	[2]	1.00%	1.00%		none
[1]	The contingent deferred sales charge ("CDSC") for class C shares applies to redemptions that occur within one year from the date of purchase of such shares. This CDSC is only applicable on Class C shares that are redeemed in accounts that are established after March 1, 2010.
[2]	$15 fee will be assessed for any redemptions satisfied by wire payment.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rising Dividend Growth Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) fees		0.40%	1.00%	none
Other Expenses		0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.69%	2.29%	1.29%
Expenses Waived and/or Reimbursed	[2]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses (After Fee Waivers and Expense Reimbursements)		1.66%	2.26%	1.26%
[1]	Acquired Fund Fees and Expenses represent the underlying expense of investing in other investment companies ("Acquired Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in Acquired Funds.
[2]	Total Annual Fund Operating Expenses (After Fee Waivers and Expense Reimbursements) reflect that Dividend Growth Advisors, LLC ("Advisor") has contractually agreed to waive fees and/or pay certain expenses so that Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, brokerage and other investment-related costs, extraordinary expenses, and certain other fees) do not exceed 1.65% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares. Any fees waived or expenses paid by the Advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the expense limits in place when the fees were waived or expenses paid. This Expense Limitation Agreement will stay in place until January 31, 2013 , although it may be terminated by the Trust at any time. It may be reviewed, modified or discontinued thereafter.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Additionally, the 10-year values in the example for Class C shares assume conversion of such Class C shares to Class A shares, which occurs on or about the end of the month which is at least 7 years after the date on which shares were purchased, which, in turn, will lower the fees and expenses that you will pay if you continue to hold shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Rising Dividend Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Class A	734	1,074	1,437	2,456
Class C	229	712	1,222	2,623
Class I	128	406	705	1,554

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Rising Dividend Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Class A	Class A	734	1,074	1,437	2,456
Class C	Class C	229	712	1,222	2,623
Class I	Class I	128	406	705	1,554

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.85 % of the average value of its portfolio.
Principal Investment Strategies

Regardless of industry, the Fund invests at least 80% of its assets in equity securities of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million and that have increased their dividend payments to stockholders for each of the past ten years or more. The Fund is non-diversified and normally concentrates its investments in a group of 25-50 of such companies. The Fund is a growth and income fund with a long-term investment philosophy. Once a company’s stock is owned by the Fund, if the company does not increase its common stock dividend from one year to the next, the stock will be sold.

Equity securities in which the Fund invests include common and preferred stocks as well as master limited partnerships (“MLPs”). Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The Fund will limit its investment in MLPs to no more than 20% of its assets. The Fund may also invest in real estate investment trusts (“REITs”), other investment companies (including mutual funds and exchange-traded funds (“ETFs”)), and other investments consistent with its rising dividend philosophy.

Principal Risks

Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group or the broader stock market:

Stock Market Risks: Movements in the stock market may affect the specific securities held by the Fund on a daily basis.

Stock Selection Risks: The stocks in the Fund’s portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.

Foreign Securities: There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Securities of Smaller Companies: The securities of smaller companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

MLPs: Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Real Estate Investment Trusts (REITs): Equity REITs may be affected by changes in the value of underlying properties owned by the REITs. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans made. Credit risk is the risk that the borrower will be unable or unwilling to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and, therefore, to calculate how they will respond to changes in interest rates. The REIT may reinvest prepaid amounts at lower rates. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Investment Company Securities: The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds.

Management: Fund management’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance data is available on the Advisor’s website at www.dividendgrowthadvisors.com and/or by calling 888-826-2520.

The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns compare with those of a broad measure of market performance.

The bar chart shows changes in the Fund’s performance from year to year, with respect to Class A Shares. Sales loads are not reflected in the bar chart; if they were, returns would be less than shown.

Yearly Total Return as of December 31

BEST QUARTER 13.19% in the 2nd quarter of 2009 WORST QUARTER -14.74% in the 4th quarter of 2008
After-tax returns are shown for only Class A Shares. After-tax returns for the other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Class C shares will automatically convert to Class A shares seven years after purchase.
Performance Table (With Maximum Sales Charges) (Average annual total returns for the periods ended December 31, 2011 )
Average Annual Total Returns Rising Dividend Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Before Taxes Class A	Class A Before Taxes (Inception Date March 18, 2004)		(2.64%)	3.35%	5.73%	Mar 18, 2004
Before Taxes Class C	Class C Before Taxes (Inception Date April 14, 2005)		2.82%	4.09%	6.09%	Apr 14, 2005
Before Taxes Class I	Class I Before Taxes (Inception Date January 29, 2007)		3.85%		4.48%	Jan 29, 2007
After Taxes on Distributions Class A	Class A After Taxes on Distributions		(3.18%)	2.67%	5.09%
After Taxes on Distributions and Sales Class A	Class A After Taxes on Distributions and Sale of Fund Shares		(1.72%)	2.47%	4.61%
S&P 500 Composite Stock Index Class A	S&P 500 Composite Stock Index	(reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	3.90%
S&P 500 Composite Stock Index Class C	S&P 500 Composite Stock Index	(reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	3.31%
S&P 500 Composite Stock Index Class I	S&P 500 Composite Stock Index	(reflects no deduction for fees, expenses or taxes)	2.09%		(0.24%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	DIVIDEND GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0001089860
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund	dgt1089860_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the “Ways to Reduce Sales Charges” section of this prospectus and in the “Purchase of Shares” section in the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	dgt1089860_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the “Ways to Reduce Sales Charges” section of this prospectus and in the “Purchase of Shares” section in the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge (“CDSC”) for class C shares applies to redemptions that occur within one year from the date of purchase of such shares. This CDSC is only applicable on Class C shares that are redeemed in accounts that are established after March 1, 2010.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses represent the underlying expense of investing in other investment companies ("Acquired Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in Acquired Funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Additionally, the 10-year values in the example for Class C shares assume conversion of such Class C shares to Class A shares, which occurs on or about the end of the month which is at least 7 years after the date on which shares were purchased, which, in turn, will lower the fees and expenses that you will pay if you continue to hold shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	dgt1089860_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.85 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.85%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Regardless of industry, the Fund invests at least 80% of its assets in equity securities of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million and that have increased their dividend payments to stockholders for each of the past ten years or more. The Fund is non-diversified and normally concentrates its investments in a group of 25-50 of such companies. The Fund is a growth and income fund with a long-term investment philosophy. Once a company’s stock is owned by the Fund, if the company does not increase its common stock dividend from one year to the next, the stock will be sold.

Equity securities in which the Fund invests include common and preferred stocks as well as master limited partnerships (“MLPs”). Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The Fund will limit its investment in MLPs to no more than 20% of its assets. The Fund may also invest in real estate investment trusts (“REITs”), other investment companies (including mutual funds and exchange-traded funds (“ETFs”)), and other investments consistent with its rising dividend philosophy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Regardless of industry, the Fund invests at least 80% of its assets in equity securities of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million and that have increased their dividend payments to stockholders for each of the past ten years or more.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group or the broader stock market:

Stock Market Risks: Movements in the stock market may affect the specific securities held by the Fund on a daily basis.

Stock Selection Risks: The stocks in the Fund’s portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.

Foreign Securities: There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Securities of Smaller Companies: The securities of smaller companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

MLPs: Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Real Estate Investment Trusts (REITs): Equity REITs may be affected by changes in the value of underlying properties owned by the REITs. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans made. Credit risk is the risk that the borrower will be unable or unwilling to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and, therefore, to calculate how they will respond to changes in interest rates. The REIT may reinvest prepaid amounts at lower rates. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Investment Company Securities: The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds.

Management: Fund management’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group or the broader stock market:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer, or a smaller group of issuers, than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers’ securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	dgt1089860_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance data is available on the Advisor’s website at www.dividendgrowthadvisors.com and/or by calling 888-826-2520.

The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns compare with those of a broad measure of market performance.

The bar chart shows changes in the Fund’s performance from year to year, with respect to Class A Shares. Sales loads are not reflected in the bar chart; if they were, returns would be less than shown.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data is available on the Advisor’s website at www.dividendgrowthadvisors.com and/or by calling 888-826-2520.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dividendgrowthadvisors.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-826-2520
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the Fund’s performance from year to year, with respect to Class A Shares. Sales loads are not reflected in the bar chart; if they were, returns would be less than shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Yearly Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER 13.19% in the 2nd quarter of 2009 WORST QUARTER -14.74% in the 4th quarter of 2008
Performance Table	rr_AverageAnnualReturnAbstract
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only Class A Shares. After-tax returns for the other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Class C shares will automatically convert to Class A shares seven years after purchase.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares. After-tax returns for the other Classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Caption	rr_AverageAnnualReturnCaption	Performance Table (With Maximum Sales Charges) (Average annual total returns for the periods ended December 31, 2011 )
Rising Dividend Growth Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expenses Waived and/or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses (After Fee Waivers and Expense Reimbursements)	rr_NetExpensesOverAssets	1.66%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 YEAR	rr_ExpenseExampleYear01	734
3 YEAR	rr_ExpenseExampleYear03	1,074
5 YEAR	rr_ExpenseExampleYear05	1,437
10 YEAR	rr_ExpenseExampleYear10	2,456
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	734
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	1,074
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	1,437
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	2,456
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	(2.21%)
2006	rr_AnnualReturn2006	17.26%
2007	rr_AnnualReturn2007	8.90%
2008	rr_AnnualReturn2008	(26.11%)
2009	rr_AnnualReturn2009	26.79%
2010	rr_AnnualReturn2010	18.72%
2011	rr_AnnualReturn2011	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Rising Dividend Growth Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expenses Waived and/or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses (After Fee Waivers and Expense Reimbursements)	rr_NetExpensesOverAssets	2.26%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 YEAR	rr_ExpenseExampleYear01	229
3 YEAR	rr_ExpenseExampleYear03	712
5 YEAR	rr_ExpenseExampleYear05	1,222
10 YEAR	rr_ExpenseExampleYear10	2,623
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	229
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	712
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	1,222
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	2,623
Rising Dividend Growth Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expenses Waived and/or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses (After Fee Waivers and Expense Reimbursements)	rr_NetExpensesOverAssets	1.26%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 YEAR	rr_ExpenseExampleYear01	128
3 YEAR	rr_ExpenseExampleYear03	406
5 YEAR	rr_ExpenseExampleYear05	705
10 YEAR	rr_ExpenseExampleYear10	1,554
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	128
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	406
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	705
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	1,554
Rising Dividend Growth Fund | Before Taxes | Class A
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Before Taxes (Inception Date March 18, 2004)
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 2004
Rising Dividend Growth Fund | Before Taxes | Class C
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Before Taxes (Inception Date April 14, 2005)
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 14, 2005
Rising Dividend Growth Fund | Before Taxes | Class I
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Before Taxes (Inception Date January 29, 2007)
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2007
Rising Dividend Growth Fund | After Taxes on Distributions | Class A
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Rising Dividend Growth Fund | After Taxes on Distributions and Sales | Class A
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Rising Dividend Growth Fund | S&P 500 Composite Stock Index | Class A
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Composite Stock Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Rising Dividend Growth Fund | S&P 500 Composite Stock Index | Class C
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Composite Stock Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Rising Dividend Growth Fund | S&P 500 Composite Stock Index | Class I
Performance Table	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Composite Stock Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)

[1]	$15 fee will be assessed for any redemptions satisfied by wire payment.
[2]	Acquired Fund Fees and Expenses represent the underlying expense of investing in other investment companies ("Acquired Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in Acquired Funds.
[3]	Total Annual Fund Operating Expenses (After Fee Waivers and Expense Reimbursements) reflect that Dividend Growth Advisors, LLC ("Advisor") has contractually agreed to waive fees and/or pay certain expenses so that Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, brokerage and other investment-related costs, extraordinary expenses, and certain other fees) do not exceed 1.65% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares. Any fees waived or expenses paid by the Advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the expense limits in place when the fees were waived or expenses paid. This Expense Limitation Agreement will stay in place until January 31, 2013 , although it may be terminated by the Trust at any time. It may be reviewed, modified or discontinued thereafter.
[4]	The contingent deferred sales charge ("CDSC") for class C shares applies to redemptions that occur within one year from the date of purchase of such shares. This CDSC is only applicable on Class C shares that are redeemed in accounts that are established after March 1, 2010.